Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In fiscal 2024 no long-term incentive grants were made to our named executive officers with respect to their services as executives under the Vince 2013 Incentive Plan. The Compensation Committee does not time grants with respect to the release of material non-public information ("MNPI"), nor does the Company time disclosure of MNPI for the purpose of affecting the value of executive compensation.